SEGMENT REPORTING (Schedule of Revenues and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total revenues	$ 270,884	$ 245,627	$ 279,332
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	78,947	60,953	72,626
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	191,937	184,674	206,706
Telematics Services [Member]
Segment Reporting Information [Line Items]
Total revenues	189,649	182,944	204,728
Telematics Services [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues
Telematics Services [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	189,649	182,944	204,728
Telematics Products [Member]
Segment Reporting Information [Line Items]
Total revenues	81,235	62,683	74,604
Telematics Products [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	78,947	60,953	72,626
Telematics Products [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 2,288	$ 1,730	$ 1,978